                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE JAPAN GROWTH FUND

The following supplements certain information contained in the Prospectus and Statement of Additional Information for the Common Class shares of the above-named fund (the "Fund").

The Board of Directors of the Fund has approved a sub-advisory agreement with the Japanese affiliate ("CSAM Japan") of the Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), subject to approval by shareholders of the Fund. The agreement will be presented to the shareholders for their consideration at a special meeting scheduled for May 1, 2002. There can be no assurance that the necessary approval by the shareholders of the Fund will be obtained. Regardless of whether the proposed sub-advisory agreement with CSAM Japan is approved by the Fund's shareholders, CSAM will continue to provide advisory services to the Fund.

IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENT WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE FUNDS BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: April 10, 2002                                              WPJPN-16-0402

                    SUPPLEMENT TO THE CLASS A PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE JAPAN GROWTH FUND

The following supplements certain information contained in the Prospectus and Statement of Additional Information for the Class A shares of the above-named fund (the "Fund").

The Board of Directors of the Fund has approved a sub-advisory agreement with the Japanese affiliate ("CSAM Japan") of the Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), subject to approval by shareholders of the Fund. The agreement will be presented to the shareholders for their consideration at a special meeting scheduled for May 1, 2002. There can be no assurance that the necessary approval by the shareholders of the Fund will be obtained. Regardless of whether the proposed sub-advisory agreement with CSAM Japan is approved by the Fund's shareholders, CSAM will continue to provide advisory services to the Fund.

IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENT WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE FUNDS BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: April 10, 2002                                              CSJGA-16-0402